Long-term Debt and Other Financing Arrangements - Additional Information (Detail)	1 Months Ended	12 Months Ended						1 Months Ended	0 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			0 Months Ended				0 Months Ended		1 Months Ended				12 Months Ended			12 Months Ended						2 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended					12 Months Ended			1 Months Ended					12 Months Ended
	Jan. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Jan. 31, 2011 EUR (€)	Feb. 28, 2012 Subsequent event [Member] USD ($)	Apr. 16, 2008 Eurodollar loans [Member] USD ($)	Dec. 31, 2012 Luxco owned [Member]	Dec. 31, 2011 Luxco owned [Member]	Feb. 28, 2013 Luxco owned [Member] Subsequent event [Member]	Dec. 31, 2012 Nielsen common stock [Member] USD ($)	Feb. 28, 2013 Nielsen common stock [Member] Subsequent event [Member] USD ($)	Jan. 31, 2011 6.25% Mandatory Convertible Subordinated Bonds due 2013 [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2016 [Member]	Oct. 31, 2012 4.50% Senior Notes due 2020 [Member] USD ($)	Apr. 30, 2009 11.50% Senior Notes due 2016 [Member] USD ($)	Oct. 31, 2012 11.50% Senior Notes due 2016 [Member] 8.50% Senior Secured Term Loan due 2017 [Member] USD ($)	Apr. 16, 2008 10% Senior Notes due 2014 [Member] USD ($)	Aug. 31, 2006 10% Senior Notes due 2014 [Member] USD ($)	Aug. 31, 2006 9% Senior Notes due 2014 [Member]	Apr. 16, 2008 9% Senior Notes due 2014 [Member]	Apr. 16, 2008 9% Senior Notes due 2014 [Member] Eurodollar loans [Member] EUR (€)	Aug. 31, 2006 9% Senior Notes due 2014 [Member] Eurodollar loans [Member] EUR (€)	Jan. 31, 2009 11.625% Senior Secured Notes [Member] USD ($)	Feb. 28, 2011 12.50% Senior Subordinated Discount Notes Due 2016 [Member] USD ($)	Aug. 31, 2006 12.50% Senior Subordinated Discount Notes Due 2016 [Member] USD ($)	Feb. 28, 2011 11.50% Senior Discount Notes Due 2016 [Member] USD ($)	Feb. 28, 2011 11.625% Senior Discount Notes Due 2014 [Member] USD ($)	Dec. 31, 2012 Revolving credit facility [Member] USD ($)	Dec. 31, 2011 Revolving credit facility [Member] USD ($)	Dec. 31, 2012 New revolving credit Facility [Member] USD ($)	Dec. 31, 2012 7.75% Senior Notes due 2018 [Member] USD ($)	Dec. 31, 2011 LIBOR Loan [Member] Senior secured term loan due 2016 [Member]	Dec. 31, 2011 Base rate loans [Member] Senior secured term loan due 2016 [Member]	Dec. 31, 2012 Debenture Loans [Member] USD ($)	Dec. 31, 2011 Debenture Loans [Member] USD ($)	Mar. 31, 2011 11.125% Senior Discount Debenture Notes due 2016 [Member] USD ($)	Aug. 31, 2006 11.125% Senior Discount Debenture Notes due 2016 [Member] EUR (€)	Dec. 31, 2012 Private placement debenture loan due 2011 [Member] JPY (¥)	Feb. 28, 2012 Private placement debenture loan due 2011 [Member] EUR (€)	Apr. 30, 2012 Private placement debenture loan due 2012 [Member] EUR (€)	May 31, 2010 Private placement debenture loan due 2012 [Member] EUR (€)	Dec. 31, 2012 Private placement debenture loan due 2012 [Member]	Dec. 31, 2011 Private placement debenture loan due 2012 [Member] USD ($)	Dec. 31, 2010 Other loans [Member] USD ($)	Dec. 31, 2010 Other loans [Member] USD ($)	Dec. 31, 2009 Other loans [Member] USD ($)	Dec. 31, 2012 Other loans [Member] USD ($)	Dec. 31, 2011 Other loans [Member] USD ($)	Dec. 31, 2012 Other loans [Member] Euro Denominated Variable Rate Senior Secured Term Loans Due Two Thousand Thirteen [Member]	Dec. 31, 2012 Other loans [Member] Euro Denominated Variable Rate Senior Secured Term Loans Due Two Thousand Sixteen [Member]	Dec. 31, 2012 Minimum [Member]	Feb. 28, 2012 Minimum [Member] Subsequent event [Member]	Dec. 31, 2011 Minimum [Member] LIBOR Loan [Member] Senior secured term loan due 2016 [Member]	Dec. 31, 2011 Minimum [Member] LIBOR Loan [Member] Senior secured term loan due 2013 [Member]	Dec. 31, 2011 Minimum [Member] Base rate loans [Member] Senior secured term loan due 2016 [Member]	Dec. 31, 2011 Minimum [Member] Base rate loans [Member] Senior secured term loan due 2013 [Member]	Dec. 31, 2012 Minimum [Member] Base rate [Member] Floating rate [Member]	Dec. 31, 2012 Minimum [Member] Libor rate [Member] Floating rate [Member]	Dec. 31, 2012 Maximum [Member]	Feb. 28, 2012 Maximum [Member] Subsequent event [Member]	Dec. 31, 2011 Maximum [Member] LIBOR Loan [Member] Senior secured term loan due 2016 [Member]	Dec. 31, 2011 Maximum [Member] LIBOR Loan [Member] Senior secured term loan due 2013 [Member]	Dec. 31, 2011 Maximum [Member] Base rate loans [Member] Senior secured term loan due 2016 [Member]	Dec. 31, 2011 Maximum [Member] Base rate loans [Member] Senior secured term loan due 2013 [Member]	Dec. 31, 2012 Maximum [Member] Base rate [Member] Floating rate [Member]	Dec. 31, 2012 Maximum [Member] Libor rate [Member] Floating rate [Member]
Debt Instrument [Line Items]
Initial public offering of shares	82,142,858
Par value of common stock					€ 0.20	€ 0.20	€ 0.07
Issue price per share	$ 23.00
Proceeds from initial offering	$ 1,801,000,000
Underwriter discounts	88,000,000
Aggregate principal amount of bonds issued															288,000,000
Debt instrument, stated interest rate															6.25%												12.50%		11.50%	11.625%									11.125%		2.50%	6.75%			6.75%
Proceeds from issuance of bonds															277,000,000
Underwriter discounts on issue of bonds															11,000,000
Convertible Subordinated Bonds maturity date															Feb. 01, 2013		Oct. 01, 2020
Bonds converted to common stock		10,416,700																																																				10,416,700								12,499,925
Number of shares issued per bond conversion																																																						1.8116								2.1739
Conversion rate		$ 50.00
Consecutive trading period		20 days
Initial price per share		$ 23.00
Threshold appreciation price per share		$ 27.60
Common stock conversion per share price		$ 27.60
Payment to redeem outstanding senior notes																											1,133,000,000		201,000,000	129,000,000									495,000,000
Face value of Senior Notes redeemed																											999,000,000		164,000,000	107,000,000
Senior notes outstanding		6,184,000,000	6,359,000,000																										467,000,000								2,093,000,000	1,699,000,000								39,000,000				1,000,000	4,000,000
Principal amount of senior notes																											1,070,000,000		500,000,000	330,000,000
Senior notes outstanding																														307,000,000
Percentage for aggregate principal amount																											105.89%												104.87%
Debt extinguishment charge		231,000,000
Number of shares owned		258,463,857	258,463,857							236,266,399	270,746,445	195,463,201
Percentage of owned shares										65.00%	75.00%	52.00%
Number of shares offered through public offering		258,463,857	258,463,857										34,500,000	40,814,883
Common stock par value													$ 30.25	$ 32.55
Original principal amount repaid								3.33%								0.25%
Federal funds rate plus			0.50%
Company's secured leverage ratio in case of base rate loans																																																									2.00%		1.00%						2.25%		1.25%
Applicable margin for senior secured term loans, base rate loans																																			3.75%	2.75%
Total leverage ratio for base rate loans																																																								3.25%		2.25%						3.75%		2.75%
Senior Secured Credit Agreement amortizing term, amended								5 years
Senior Secured Credit Agreement amended, principal amount								1,222,000,000
Margin under term loan facility																																																							0.75%								1.50%
Margin on LIBOR loans																																																							1.75%								2.50%
Debt instrument, maturity date								2017-02-28
Other term loans under the Senior Secured Credit Agreement, Minimum								750,000,000									800,000,000
Original principal amount paid in first year								5.00%
Original principal amount paid in second year								5.00%
Original principal amount paid in third year								10.00%
Original principal amount paid in fourth year								10.00%
Original principal amount paid in fifth year								70.00%
Net restricted assets, subsidiary entities		5,200,000,000
Capital stock of non-U.S. subsidiaries of the company, percentage		65.00%
Debt instrument, maximum borrowing capacity																															688,000,000		635,000,000
Debt instrument, maturity date																															Aug. 31, 2012		Apr. 30, 2016
Debt instrument, interest rate																																																												2.25%	1.25%							3.50%	2.50%
Credit commitment fee percentage																																																						0.375%								0.75%
Borrowings, outstanding																															0	0
Letters of credit, outstanding																															13,000,000	19,000,000
Debt instrument, remaining borrowing capacity																															622,000,000
Redemption of Senior Notes and Senior Subordinated Discount Notes at a percentage of aggregated accreted principal plus accrued and unpaid interest																																					101.00%
Interest rate																	4.50%	11.50%			10.00%	9.00%				11.625%		12.50%						7.75%						11.125%
Maturity price of Senior Notes																	800,000,000
Cash proceeds from issue of notes, net of fees and expenses																	788,000,000	452,000,000								290,000,000								1,065,000,000
Incurring cost																			115,000,000
Additional Notes issued																		500,000,000		220,000,000						330,000,000								1,080,000,000
Issue price of notes																		461,000,000								297,000,000								1,085,000,000
Senior Notes Maturity Date																		2011				2014				2014		2016						2018						2016					2012
Issue of Notes																					650,000,000				150,000,000			1,070,000,000												343,000,000
Redemption of Senior Notes																				870,000,000
Redemption of notes at a percentage of aggregate principal amount																				105.00%			104.50%
Redemption of Senior Notes																								150,000,000
Loss on redemption									90,000,000
Repayment of debt																																									4,000,000,000	30,000,000	50,000,000	50,000,000
Acquisition price per share		$ 48
Unsecured note or loan amount commitment		1,300,000,000
Foreign currency translation adjustment, net of tax																																															43,000,000	96,000,000	21,000,000
Income tax on Foreign currency translation adjustment																																															17,000,000
Maturity Date of Term Loan																																																				2013	2016
Deferred financing costs		60,000,000	68,000,000
Issue of Notes to Related Parties		412,000,000	600,000,000
Interest expense associated with amounts held by Sponsors		20,000,000	26,000,000	29,000,000
Effective interest rates on capital leases and other financing activities																																																						8.00%								10.00%
Interest expense related to capital leases and other financing transactions		9,000,000	10,000,000	11,000,000
Proceeds to be received from non-cancelable leases		$ 5,000,000